Accounts receivable, prepayments, deposits and other receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	May 01, 2021
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivable credit period	15 days
Digital Solutions Services Financial Services Segment [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Commission receivable from insurance brokerage			$ 357
Digital Solutions Services Non Financial Services Segment [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivables	$ 635	$ 185	$ 8,584
Past due 90 days or more [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivables	$ 361	$ 185
Bottom of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivable credit period	0 days
Top of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivable credit period	90 days